Trade receivables - Disclosure of Trade Receivables Balance (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Financial assets	€ 439,657	€ 391,528
Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,383	248,227
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	191,332	178,610
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	51,484	65,239
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	5,567	4,378
Nominal value of outstanding trade receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	252,732	252,354
Nominal value of outstanding trade receivables | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	195,383	182,567
Nominal value of outstanding trade receivables | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	51,486	65,239
Nominal value of outstanding trade receivables | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	5,863	4,548
Less: Loss allowance | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(4,349)	(4,127)
Less: Loss allowance | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(4,051)	(3,957)
Less: Loss allowance | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(2)	0
Less: Loss allowance | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ (296)	€ (170)